             As filed with the Securities and Exchange Commission on May 9, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09447

                            Jacob Internet Fund Inc.
               (Exact name of registrant as specified in charter)

                   C/O Jacob Asset Management of New York LLC
                              507 Paseo de la Playa
                             Redondo Beach, CA 90277
               (Address of principal executive offices) (Zip code)

                                   Ryan Jacob
                   C/O Jacob Asset Management of New York LLC
                              507 Paseo de la Playa
                             Redondo Beach, CA 90277
                     (Name and address of agent for service)

                                 (310) 421-4943
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31

Date of reporting period: FEBRUARY 28, 2007

ITEM 1.  REPORT TO STOCKHOLDERS
                            JACOB INTERNET FUND INC.

                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2007



      The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital with current income as a secondary objective.



                               Investment Adviser
                     JACOB ASSET MANAGEMENT OF NEW YORK LLC

                                   (JAM LOGO)

                                TABLE OF CONTENTS





Letter From the Manager..............    1
Industry Breakdown...................    3
Schedule of Investments..............    4
Statement of Assets and Liabilities..    8
Statement of Operations..............    9
Statement of Changes in Net Assets...   10
Financial Highlights.................   11
Notes to the Financial Statements....   12
Additional Information on Fund
  Expenses...........................   18
Additional Information...............   20

Dear Fellow Investors,

     The past six months have been a buoyant period for the general market, and for Internet stocks in particular. We are pleased to report that our Fund returned a very solid 15.57% for the six-month period ended 2/28/07, handily outperforming both the Nasdaq and the broader S&P 500 index, which returned 11.03% and 8.93%, respectively.

     Our distinctive strategy of maintaining a balance between growth stocks and value stocks within the Internet space has continued to serve us well. The growth component of our portfolio, which includes some innovative Chinese Internet companies, has enabled us to share in the overall market upswing. Meanwhile, the value component--which helps limit our risk by affording extra diversification and some downside protection--did not hinder us. While many of our peers eschew "Internet value," we note that in this period fully half of our top ten performers were value holdings.

     Some of our favorite value picks are in business software, an area in which the ongoing transition toward open-source and software-as-a-service applications has caused upheaval, spurring consolidation among the smaller players. This in turn has fueled something of an acquisition frenzy among the dominant players, such as IBM and Oracle. We recently increased our exposure in this area, in light of our belief that the Linux market will continue to grow as a percentage of total IT spending. In the fall, we purchased shares of Red Hat when this formerly expensive growth stock fell on the news that Oracle would offer a competing product. We also built a position in Novell, the second largest player in Linux. With close to $1 billion in both net cash and sales, Novell's valuation was especially alluring to us as a classic value situation with future growth potential. We plan to further increase our exposure to this attractive space in the near future.

     Another of our top value holdings is InfoSpace, the Internet search and portal company that has been undergoing extensive restructuring. Last September, the stock stumbled on news that the company would lay off a large number of employees. Noting that the company has a strong balance sheet, which includes no debt and about $400 million in cash, we took the opportunity to add substantially to our position. We were pleased to enjoy a nearly 30% rise in the stock price by the end of February.

     On the growth side of the equation, we remain bullish in the Chinese Internet. Our top two performers in the Fund this period were CDC Corp., the Chinese enterprise software, mobile application and online game provider, and Tencent Holdings, the dominant player in instant messaging. Both CDC Corp. and Tencent rose over 60% during this period. China has the second highest number of Internet users in the world, and the online advertising market there is experiencing stellar growth--much stronger than here in the U.S. Extensive investment in anticipation of the Olympic games in Beijing will further boost near-term growth in the Chinese economy.

     Stateside, we continue to believe in the Internet advertising market, and some of our Fund's largest positions are in industry leaders including Google, Yahoo and CNET.

     Looking forward, our general approach to managing the fund remains consistent: We continue to believe that having a mix of growth- and value-oriented holdings is the best way to achieve strong returns while minimizing volatility. We remain committed to diligently managing our positions, and taking any potential profits in a timely manner. Our ability to move freely between companies of different market capitalizations as well as invest in international markets should help us take advantage of attractive investment opportunities wherever they develop.

     Once again, we would like to take this opportunity to thank all of the Fund's shareholders for their continued trust and confidence, and we look forward to a bright future together.

Ryan Jacob
Portfolio Manager

THERE ARE SPECIFIC RISKS INHERENT IN INVESTING IN THE INTERNET AREA, PARTICULARLY WITH RESPECT TO SMALLER CAPITALIZED COMPANIES AND THE HIGH VOLATILITY OF INTERNET STOCKS.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUND INVESTING INVOLVES RISK; LOSS OF PRINCIPAL IS POSSIBLE. THE FUND INVESTS IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

Must be preceded or accompanied by a prospectus.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Please refer to the schedule of investments for additional fund holdings information.

Quasar Distributors, LLC. Distributor (4/07)

                   INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2007
                          (AS A % OF TOTAL INVESTMENTS)


                         Internet--Media Content 37.2%

                         Internet--Infrastructure 26.5%

                            Internet--Commerce 16.4%

                         Cash & Cash Equivalents 12.5%

                         Internet--Communications 7.4%


The Fund's Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



   SHARES                                                                         VALUE
   ------                                                                         -----


              COMMON STOCKS                                          87.8%
------------------------------------------------------------------------------------------

              INTERNET--COMMERCE                            16.5%
    998,573   Autobytel Inc.*(a)                                              $  3,894,435
     21,000   Ctrip.com International Ltd.--ADR+(a)                              1,239,210
     24,821   Digital River, Inc.*(a)                                            1,374,835
    100,000   E*TRADE Financial Corporation*                                     2,309,000
     35,000   eBay Inc.*                                                         1,122,100
     47,100   Monster Worldwide Inc.*(a)                                         2,348,406
  1,161,988   Napster Inc.*(a)                                                   4,520,133
    103,800   TD Ameritrade Holding Corporation*(a)                              1,660,800
                                                                              ------------
                                                                                18,468,919
------------------------------------------------------------------------------------------

              INTERNET--COMMUNICATIONS                       7.4%
    617,900   Airspan Networks Inc.*(a)                                          2,805,266
    253,400   Alvarion Limited*+(a)                                              1,971,452
    537,240   deltathree, Inc.--Class A*(a)                                        848,839
    331,653   Openwave Systems Inc.*(a)                                          2,706,289
                                                                              ------------
                                                                                 8,331,846
------------------------------------------------------------------------------------------

              INTERNET--INFRASTRUCTURE                      26.6%
      1,000   Adobe Systems Incorporated*                                           39,250
    419,351   Agile Software Corporation*(a)                                     2,688,040
      1,700   Akamai Technologies, Inc.*(a)                                         87,669
     40,000   Apple Computer, Inc.*                                              3,384,400
    344,513   CDC Corporation--Class A*+                                         3,166,074
     63,900   Interwoven, Inc.*                                                    972,558
     98,474   Macrovision Corporation*(a)                                        2,429,354
    400,000   Novell, Inc.*(a)                                                   2,648,000
    140,000   Red Hat, Inc.*(a)                                                  3,143,000
     80,000   SanDisk Corporation*(a)                                            2,913,600
    306,088   SumTotal Systems, Inc.*                                            2,666,026
    322,000   Sun Microsystems, Inc.*(a)                                         1,973,860
    555,607   webMethods, Inc.*(a)                                               3,772,572
                                                                              ------------
                                                                                29,884,403
------------------------------------------------------------------------------------------

              INTERNET--MEDIA CONTENT                       37.3%
     18,000   Baidu.com, Inc.--ADR*+                                             1,920,600
    203,000   CNET Networks, Inc.*(a)                                            1,782,340

   The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                                         VALUE
   ------                                                                         -----

              COMMON STOCKS--(CONTINUED)                             87.8%
              ----------------------------------------------------------------------------
              INTERNET--MEDIA CONTENT--(CONTINUED)          37.3%
     28,000   Electronic Arts Inc.*                                           $  1,411,760
     12,000   Google Inc.*(a)                                                    5,393,400
    761,200   Hollywood Media Corp.*                                             3,387,340
    148,790   InfoSpace, Inc.*(a)                                                3,392,412
    117,255   Jupitermedia Corporation*(a)                                       1,003,703
      1,473   Move, Inc.*                                                            8,794
    120,000   News Corporation--Class A(a)                                       2,703,600
     78,500   SINA Corp*+(a)                                                     2,710,605
    227,500   Sohu.com Inc.*+                                                    5,246,150
    149,368   Take-Two Interactive Software, Inc.*(a)                            2,658,750
    600,000   Tencent Holdings Limited (HK)*+                                    2,063,996
    108,449   TheStreet.com                                                      1,209,206
     58,143   THQ Inc.*(a)                                                       1,872,786
    164,274   Yahoo! Inc.*(a)                                                    5,069,496
                                                                              ------------
                                                                                41,834,938
                                                                              ------------
              TOTAL COMMON STOCKS (COST $85,262,780)                            98,520,106
                                                                              ------------

 PRINCIPAL
   AMOUNT
   ------

              SHORT TERM INVESTMENTS                                 12.6%
------------------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS            11.8%
$13,217,000   Federal Home Loan Bank, 4.99%, 03/01/07                           13,217,000
                                                                              ------------
              Total U.S. Government Agency Obligations                          13,217,000
                                                                              ------------

              VARIABLE RATE DEMAND NOTES #                   0.8%
    639,215   American Family Financial Services, 4.93%                            639,215
    265,898   Wisconsin Corporate Central Credit Union,
              4.99%                                                                265,898
                                                                              ------------
              Total Variable Rate Demand Notes                                     905,113
                                                                              ------------
              TOTAL SHORT TERM INVESTMENTS (COST
              $14,122,113)                                                      14,122,113
                                                                              ------------


   The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                         VALUE
   ------                                                                         -----

              INVESTMENTS PURCHASED WITH CASH PROCEEDS
              FROM SECURITIES LENDING                                36.6%
------------------------------------------------------------------------------------------

              COMMERCIAL PAPER                              12.4%
$   700,000   Concord Minutemen Capital Co., 5.30%, Due
              03/13/07                                                        $    700,000
  1,000,000   Concord Minutemen Capital Co., 5.30%, Due
              03/15/07                                                           1,000,000
    500,000   Duke Funding, 5.30%, Due 03/21/07                                    497,947
  1,500,000   Duke Funding, 5.31%, Due 03/14/07                                  1,493,387
  1,000,000   Fenway Funding LLC, 5.34%, Due 03/01/07                              999,852
  1,500,000   KKR Atlantic Funding, 5.32%, Due 03/23/07                          1,493,817
  1,000,000   Laguna ABS Ltd., 5.37%, Due 05/31/07                                 981,701
  2,000,000   Ocala Funding LLC, 5.32%, Due 03/28/07                             1,991,167
  2,000,000   RAMS Funding, 5.32%, Due 03/27/07                                  1,991,756
  1,000,000   Thornburg Mortgage Capital, 5.31%, Due
              03/14/07                                                             996,032
  1,838,000   Valcour Bay Capital Co. LLC, 5.33%, Due
              03/22/07                                                           1,830,409
                                                                              ------------
              Total Commercial Paper                                            13,976,068
                                                                              ------------

   SHARES
   ------

------------------------------------------------------------------------------------------
              MONEY MARKET MUTUAL FUNDS                      0.2%
    186,953   AIM Short-Term Liquid Assets
              Portfolio--Institutional Class                                       186,953
                                                                              ------------
              Total Money Market Mutual Funds                                      186,953
                                                                              ------------


   The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                        VALUE
   ------                                                                        -----

              INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
              SECURITIES LENDING--(CONTINUED)
              ----------------------------------------------------------------------------
                                                                    36.6%


              REPURCHASE AGREEMENTS                         24.0%
$ 4,000,000   Credit Suisse, 5.36%, Dated 02/28/07, Due
              03/01/07, (Collateralized by an IndyMac
              Index Mortgage Loan Trust Collateralized
              Mortgage Obligation. Repurchase Proceeds are
              $4,000,596.)                                                   $  4,000,000
  4,900,000   Merrill Lynch, 5.32%, Dated 02/28/07, Due
              03/01/07, (Collateralized by a U.S.
              Government Agency Collateralized Mortgage
              Obligation. Repurchase Proceeds are
              $4,900,724.)                                                      4,900,000
 18,000,000   Morgan Stanley, 5.36%, Dated 02/28/07, Due
              03/01/07, (Collateralized by Fannie Mae
              Collateralized Mortgage Obligations.
              Repurchase Proceeds are $18,002,680.)                            18,000,000
                                                                             ------------
              Total Repurchase Agreements                                      26,900,000
                                                                             ------------
              TOTAL INVESTMENTS PURCHASED WITH CASH
              PROCEEDS FROM SECURITIES LENDING (COST
              $41,063,021)                                                     41,063,021
                                                                             ------------
              TOTAL INVESTMENTS (COST $140,447,914)                137.0%     153,705,240
              LIABILITIES LESS OTHER ASSETS                        (37.0)%    (41,520,785)
                                                                             ------------
              TOTAL NET ASSETS                                     100.0%    $112,184,455
                                                                             ============



*      Non Income Producing.
+      Foreign Security.
ADR    American Depository Receipt.
(a)    All or portion of shares are on loan.
HK     Security denominated in Hong Kong dollars. Value translated into U.S.
       dollars.
# Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of February 28, 2007.


   The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS:
  Investments, at value (cost $113,547,914)                        $ 126,805,240
  Repurchase Agreements (cost $26,900,000)                            26,900,000
  Cash                                                                    15,322
  Receivable for capital shares sold                                     392,393
  Interest receivable                                                      2,921
  Other assets                                                            40,745
                                                                   -------------
     Total Assets                                                    154,156,621
                                                                   -------------
LIABILITIES:
  Payable for collateral received for securities loaned               41,063,021
  Payable to Adviser                                                     109,103
  Payable for distribution expenses                                       43,484
  Payable for capital shares repurchased                                 542,237
  Accrued expenses and other liabilities                                 214,321
                                                                   -------------
     Total Liabilities                                                41,972,166
                                                                   -------------
NET ASSETS                                                         $ 112,184,455
                                                                   =============
NET ASSETS CONSIST OF:
  Capital Stock                                                    $ 235,443,142
  Accumulated net realized loss on investments                      (136,516,013)
  Net unrealized appreciation on investments                          13,257,326
                                                                   -------------
     Total Net Assets                                              $ 112,184,455
                                                                   =============
  Shares outstanding (20 billion shares of $0.001 par value
     authorized)                                                      39,798,145
                                                                   -------------
  Net asset value, redemption price and offering price per share   $        2.82
                                                                   =============




   The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



INVESTMENT INCOME
  Dividend income                                                   $    10,223
  Interest income                                                       200,920
  Securities lending income                                               9,584
                                                                    -----------
     Total Investment Income                                            220,727
                                                                    -----------
EXPENSES
  Investment advisory fee                                               579,861
  Distribution expenses                                                 162,361
  Administration fee                                                     39,944
  Shareholder servicing and accounting costs                            136,096
  Custody fees                                                           15,600
  Federal and state registration                                         22,679
  Professional fees                                                      47,202
  Reports to shareholders                                                30,925
  Directors' fees and expenses                                           55,038
  Other                                                                  15,745
                                                                    -----------
  Total Expenses                                                      1,105,451
  Expense Waiver (See Note 7)                                           (46,389)
                                                                    -----------
     Net expenses                                                     1,059,062
                                                                    -----------
NET INVESTMENT LOSS                                                    (838,335)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                    5,106,970
  Change in net unrealized appreciation/depreciation on
     investments                                                      8,313,641
                                                                    -----------
  Net realized and unrealized gain on investments                    13,420,611
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $12,582,276
                                                                    ===========




   The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                          SIX MONTHS
                                                            ENDED            YEAR ENDED
                                                      FEBRUARY 28, 2007   AUGUST 31, 2006
                                                      -----------------   ---------------
                                                         (UNAUDITED)


OPERATIONS:
  Net investment loss                                    $   (838,335)      $ (1,414,729)
  Net realized gain on investments                          5,106,970         13,686,206
  Change in net unrealized appreciation/depreciation
     on investments                                         8,313,641         (2,315,218)
                                                         ------------       ------------
     Net increase in net assets resulting from
       operations                                          12,582,276          9,956,259
                                                         ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                               (1,145,833)                --
                                                         ------------       ------------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
  Proceeds from shares sold                                42,737,437         77,510,722
  Proceeds from reinvestment of distribution                1,074,155                 --
  Cost of shares redeemed                                 (16,180,999)       (80,241,480)
  Redemption fees                                              11,056             60,847
                                                         ------------       ------------
     Net increase/decrease in net assets resulting
       from capital share transactions                     27,641,649         (2,669,911)
                                                         ------------       ------------
NET INCREASE IN NET ASSETS                                 39,078,092          7,286,348
NET ASSETS:
  Beginning of period                                      73,106,363         65,820,015
                                                         ------------       ------------
  End of period                                          $112,184,455       $ 73,106,363
                                                         ============       ============




   The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                              SIX MONTHS ENDED
                             FEBRUARY 28, 2007         YEAR ENDED           YEAR ENDED
                                (UNAUDITED)         AUGUST 31, 2006      AUGUST 31, 2005
                                -----------         ---------------      ---------------


PER SHARE DATA:
Net asset value, beginning
  of period                     $       2.47          $      2.06          $      1.51
                                ------------          -----------          -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                  (0.02)(1)            (0.03)               (0.05)(1)
  Net realized and
     unrealized gains
     (losses) on
     investments                        0.40                 0.44                 0.60
                                ------------          -----------          -----------
  Total from investment
     operations                         0.38                 0.41                 0.55
                                ------------          -----------          -----------
  Less distributions from
     net investment income             (0.03)                  --                   --
                                ------------          -----------          -----------
Redemption fees                         0.00(2)              0.00(2)              0.00(2)
                                ------------          -----------          -----------
Net asset value, end of
  period                        $       2.82          $      2.47          $      2.06
                                ============          ===========          ===========
Total return                          15.57%(5)            19.90%               36.42%
SUPPLEMENTAL DATA AND
  RATIOS:
  Net assets, end of period     $112,184,455          $73,106,363          $65,820,015
  Ratio of gross operating
     expenses (prior to
     waiver or
     reimbursements) to
     average net assets                2.38%(6)             2.42%                2.64%
  Ratio of net operating
     expenses (after waiver
     or reimbursements) to
     average net assets                2.28%(4)(6)          2.35%(4)             2.64%
Ratio of net investment
loss (prior to waiver or
reimbursements) to average
net assets                             (1.91)%(6)           (1.65)%              (2.29)%
Ratio of net investment
loss (after waiver or
reimbursements) to average
net assets                             (1.81)%(6)           (1.58)%(4)           (2.29)%
  Portfolio turnover rate             23.50%(5)           125.99%              127.13%

                                YEAR ENDED           YEAR ENDED           YEAR ENDED
                             AUGUST 31, 2004      AUGUST 31, 2003      AUGUST 31, 2002
                             ---------------      ---------------      ---------------


PER SHARE DATA:
Net asset value, beginning
  of period                    $      1.48          $      0.60          $      0.83
                               -----------          -----------          -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                (0.05)(1)            (0.01)(1)            (0.04)(1)
  Net realized and
     unrealized gains
     (losses) on
     investments                      0.08                 0.89                (0.19)
                               -----------          -----------          -----------
  Total from investment
     operations                       0.03                 0.88                (0.23)
                               -----------          -----------          -----------
  Less distributions from
     net investment income              --                   --                   --
                               -----------          -----------          -----------
Redemption fees                         --                   --                   --
                               -----------          -----------          -----------
Net asset value, end of
  period                       $      1.51          $      1.48          $      0.60
                               ===========          ===========          ===========
Total return                         2.03%              146.67%             (27.71)%
SUPPLEMENTAL DATA AND
  RATIOS:
  Net assets, end of period    $51,485,471          $92,507,052          $12,091,297
  Ratio of gross operating
     expenses (prior to
     waiver or
     reimbursements) to
     average net assets              2.63%                2.85%(3)             5.29%(3)
  Ratio of net operating
     expenses (after waiver
     or reimbursements) to
     average net assets              2.63%                2.13%(3)             4.60%(3)
Ratio of net investment
loss (prior to waiver or
reimbursements) to average
net assets                           (2.44)%              (2.60)%(3)           (5.06)%(3)
Ratio of net investment
loss (after waiver or
reimbursements) to average
net assets                           (2.44)%              (1.88)%(3)           (4.37)%(3)
  Portfolio turnover rate          154.63%              363.27%            1,080.63%



-------
(1) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2) Less than $0.01 per share.
(3) The net operating expense ratio and the net investment loss ratio includes expense reductions from fees paid indirectly with brokerage commissions.
(4) Reflects Adviser's waiver of 0.10% of the shareholder servicing fee beginning December 29, 2005.
(5) Not annualized.
(6) Annualized.

   The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the "Corporation"), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one "diversified" series, the Jacob Internet Fund (the "Fund") and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital with current income as a secondary objective. The Fund commenced operations on December 14, 1999.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

     (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price ("NOCP")), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, are unreliable or whose values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities' primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued a Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of the adoption of SFAS No. 157 on its financial statements.

     (b) Income Recognition--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     (c) Securities Transactions--Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

     (d) Foreign Currency Transactions--The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     (e) Distributions to Shareholders--The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

     (f) Federal Income Taxes--The Fund complies with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

     (g) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (h) Repurchase Agreements--The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price of the

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


     security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

     The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduced the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks its rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund's rights.

     (i) Uncertain Tax Positions--On July 13, 2006, FASB released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is as of the date of the last NAV calculation in the first required financial statement reporting period required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Fund's financial statements has not yet been determined.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3--CAPITAL SHARE TRANSACTIONS

At February 28, 2007, there were twenty billion shares, $0.001 par value, authorized. Transactions in shares of the Fund were as follows:


                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2007
                                                     ------------------------
                                                       SHARES       AMOUNT
                                                       ------       ------


Sales                                                15,726,687  $ 42,737,437
Reinvestments                                           396,367     1,074,155
Redemption                                           (5,982,187)  (16,180,999)
Redemption Fees                                           --           11,056
                                                     ----------  ------------
Net Increase                                         10,140,867  $ 27,641,649
                                                     ----------  ============
SHARES OUTSTANDING:
  Beginning of period                                29,657,278
                                                     ----------
  End of period                                      39,798,145
                                                     ==========





                                                            YEAR ENDED
                                                         AUGUST 31, 2006
                                                    -------------------------
                                                       SHARES       AMOUNT
                                                       ------       ------


Sales                                                31,346,094  $ 77,510,722
Redemptions                                         (33,588,162)  (80,241,480)
Redemption Fees                                              --        60,847
                                                    -----------  ------------
Net Decrease                                         (2,242,068) $ (2,669,911)
                                                    -----------  ============
SHARES OUTSTANDING:
  Beginning of period                                31,899,346
                                                    -----------
  End of period                                      29,657,278
                                                    ===========



NOTE 4--INVESTMENT TRANSACTIONS

During the six months ended February 28, 2007, purchases and sales of investment securities (excluding short-term investments) were $32,924,633 and $20,098,015, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the six months ended February 28, 2007.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

At August 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:



Cost of Investments                                   $ 102,513,292
                                                      =============
Gross unrealized appreciation                             9,920,767
Gross unrealized depreciation                            (8,054,723)
                                                      -------------
Net unrealized appreciation                           $   1,866,044
                                                      =============
Undistributed ordinary income                             1,145,838
Undistributed long-term capital gain                             --
                                                      -------------
Total distributable earnings                          $   1,145,838
                                                      =============
Other accumulated losses                              $(140,690,905)
                                                      -------------
Total accumulated losses                              $(137,679,023)
                                                      =============



At August 31, 2006, the Fund had an accumulated net realized capital loss carryover of $140,669,840, of which $50,793,480 expires in 2009, and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2006 the Fund utilized $12,808,000 in capital loss carryover. At August 31, 2006, the Fund had net realized losses from transactions between November 1, 2005 and August 31, 2006 of $21,065, which is deferred for tax purposes and will be recognized on September 1, 2006.

The Fund paid $1,145,833 out of ordinary income during the six months ended February 28, 2007 and paid no distributions during the fiscal year ended August 31, 2006.

NOTE 5--INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the "Advisory Agreement") with Jacob Asset Management of New York LLC (the "Adviser"), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund. U.S. Bancorp Asset Management serves as the securities lending agent.

NOTE 6--SECURITIES LENDING

The Fund may lend portfolio securities up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management. The

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Fund continues to receive interest or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management received $19,422 from the Fund for its securities lending administrative services during the six months ended February 28, 2007.

As of February 28, 2007, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. As of February 28, 2007, the value of the Fund's securities on loan was $38,540,323 and the value of the related collateral was $41,063,021.

NOTE 7--DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the "Plan"), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Fund's average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("Shareholder Servicing Fee"). Effective December 31, 2006, the Adviser has contractually agreed to waive 0.10% of the Shareholder Servicing Fee through December 31, 2007. For the six months ended February 28, 2007, expenses of $46,389 were waived by the Adviser. The Plan also provides for a distribution fee equal to 0.10% of the Fund's average daily net assets on an annual basis ("Asset Based Sales Charge"). The fee is used to compensate Quasar Distributors, LLC, the Fund's distributor (the "Distributor") for basic distribution services, out of pocket expenses incurred in connection with activities to sell Fund shares, advertising, compliance reviews, and licensing of the Adviser's staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Fund shareholders for providing distribution assistance and promotional support to the Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Fund incurred $162,361 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2007. At February 28, 2007, $43,484 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses.

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Fund does not currently charge sales charges (loads) or exchange fees. The Fund assesses a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Fund charges management fees and distribution and/or service (12b-1) fees. The Example reflects the 0.10% waiver of distribution and/or service (12b-1) fees by the Adviser for the period from 9/1/06-2/28/07. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/06-2/28/07).

ACTUAL EXPENSES

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, the Fund charges a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


                                                                                   EXPENSES PAID
                                            BEGINNING ACCOUNT   ENDING ACCOUNT   DURING THE PERIOD
                                               VALUE 9/1/06      VALUE 2/28/07     9/1/06-2/28/07
                                            -----------------   --------------   -----------------


Actual                                          $1,000.00          $1,155.70           $12.19
Hypothetical (5% annual return before           $1,000.00          $1,013.49           $11.38
  expenses)


--------

* Expenses are equal to the Fund's annualized expense ratio of 2.28% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

JACOB INTERNET FUND
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held October 20, 2006, the Board, including each of the independent Directors, approved the renewal of the Advisory Agreement. In reaching this decision, the Board took into account a combination of factors, including the nature and quality of services provided by the Adviser, the Fund's performance, and Fund expenses. The Board did not identify any single factor as all-important or controlling, and this summary does not detail all the matters considered.

In evaluating the Fund's performance, the Board discussed the Fund's performance relative to the peers to which the Fund had been comparing itself at each Board meeting for the past several years. The independent Directors noted that in the past three years, the Fund had consistently outperformed those peers. The Board also discussed the longer-term performance of the Fund, noting that for the five-year period ending September 30, 2006 the Fund had above average performance relative to its Morningstar peers. The independent Directors continued to note the adaptation of the Adviser's investment strategy with changing market conditions in addition to the overall improvement of the Adviser's investment process. The Board also considered the Adviser's quarterly commentary at the Board meetings and intermittent updates, which confirmed a disciplined application of the investment process and the Adviser's adherence to the objectives of the Fund.

The independent Directors then reviewed and compared expenses of the Fund to expenses within the Lipper category of Science and Technology Funds, as well as to the expenses of the individual funds within the Fund's peer group. They noted that while the Fund's investment advisory fee was somewhat higher than these Lipper peers, the fee was reasonable relative to the Adviser's expertise in the Internet sector and the Fund's performance compared to other funds within the Internet sector. The independent Directors also reviewed and considered information presented at the meeting regarding the total expense ratio of the Fund relative to peer mutual funds. They noted that the Fund's expenses were within a reasonable range and that the total expense ratio for the Fund declined over the last fiscal year and was now in the third quartile. The Board next discussed inherent advantages of some of the peers that were part of large fund families and the economies of scale that were afforded to those funds.

The Board also reviewed the Adviser's profitability, including gross fees paid to the Adviser for investment advisory services to the Fund and profit participation of the Adviser's partners. Based on the Adviser's profitability, the Board accepted that the Adviser was not experiencing economies of scale at the Fund's current asset levels. The Board and the Adviser discussed the Adviser's financial statements. The Board considered the Adviser's contractual waiver of ten basis points of the Shareholder Servicing Fee to reduce shareholder expenses. The Board also discussed the possibility of fee breakpoints and the Adviser was agreeable to fee breakpoints if economies of scale were achieved.

The Board reviewed and considered the nature and quality of the services provided to the Fund. The Board noted that they believed that the investment team was experienced and capable of producing above average investment returns. They also noted that they believed that the investment team was one of the most-experienced with respect to the Internet sector and that the Fund and its shareholders had benefited from the attention and expertise of these individuals. The independent Directors also considered the other services to

JACOB INTERNET FUND
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


the Fund provided by the Adviser including the compliance functions through the Chief Compliance Officer and the oversight of the Fund's service providers. They also noted that the Adviser performs much of the marketing functions for the Fund and shareholder service.

In considering such material, the independent Board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the Board, including a majority of independent Directors, concluded that the fee payable under the Advisory Agreement was reasonable and that continuance of the Advisory Agreement was appropriate and in the best interest of Fund shareholders.

                               INVESTMENT ADVISOR
                     Jacob Asset Management of New York LLC

                        ADMINISTRATOR AND TRANSFER AGENT
                               AND DIVIDEND AGENT
                         U.S. Bancorp Fund Services, LLC

                           UNDERWRITER AND DISTRIBUTOR
                            Quasar Distributors, LLC

                                    CUSTODIAN
                                 U.S. Bank, N.A.

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                              Deloitte & Touche LLP



    This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund's objectives, policies, management, records and other information.

                     JACOB ASSET MANAGEMENT OF NEW YORK LLC
                            1-888-JACOB-FX (522-6239)
                              WWW.JACOBINTERNET.COM


                                 JACOB INTERNET
                                    FUND INC.



                                   SEMI-ANNUAL
                                     REPORT

                                 ---------------
                                February 28, 2007




                                                      (JACOB INTERNET FUND LOGO)

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer/President and principal financial officer/Treasurer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jacob Internet Fund Inc.

By (Signature and Title)


/s/ Ryan Jacob
-------------------------------------
Ryan Jacob, President

Date 5/9/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Ryan Jacob
-------------------------------------
Ryan Jacob, President

Date 5/9/07


By (Signature and Title)


/s/ Francis Alexander
-------------------------------------
Francis Alexander, Treasurer

Date 5/8/07